NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2020
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 37 - NET OPERATING REVENUE

	12/31/2020	12/31/2019 (*)	12/31/2018 (*)

Generation
Power supply for distribution companies	14,425,819	15,870,784	13,268,869
Power supply for end consumers	2,661,499	2,282,200	2,319,857
Short-Term Electric Power	1,176,156	1,353,218	1,296,526
Revenue from operation and maintenance of renewed concessions	3,982,409	3,549,019	2,708,451
Revenue from construction of renewed plants	37,800	49,353	34,295
Financial effects of Itaipu	(13,566)	269,432	511,079
	22,270,117	23,374,006	20,139,077
Transmission
Revenue from operation and maintenance	5,443,107	4,255,148	4,471,233
Construction revenue	778,202	753,025	823,642
Contractual financial revenue	6,026,214	5,852,358	5,015,504
	12,247,523	10,860,531	10,310,380

Other revenue	710,591	768,764	869,183

	35,228,231	35,003,301	31,318,640
(-) Deductions from Operating Revenue
(-) ICMS	(995,304)	(926,475)	(431,850)
(-) PASEP and COFINS	(3,310,459)	(3,253,511)	(3,079,004)
(-) Sector charges	(1,832,748)	(1,771,906)	(1,583,049)
(-) Other Deductions (including ISS)	(9,207)	(9,280)	(9,884)
	(6,147,718)	(5,961,172)	(5,103,787)

Net operating revenue	29,080,513	29,042,129	26,214,853

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Accounting policy

Revenue recognition

The Company records revenue based on IFRS 15.

The standard establishes a five-step model, namely, (1) identification of the contract, (2) identification of performance obligations, (3) determination of the transaction price, (4) allocation of the transaction price and (5) recognition revenue, to determine when to recognize the revenue, and for what amount. The model specifies that revenue should be recognized when (or compliant) an entity transfers control of goods or services to customers, at the amount the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized:

•	Over time, in a way that reflects the entity's performance in the best possible way; or
•	At a given time, when control of the good or service is transferred to the customer.

Transmission concession contracts were considered to be contractual assets and recorded in accordance with IFRS 15 taking into consideration the performance obligation related to the construction, operation and maintance of the the transmission lines.

a) Revenue related to electricity transmission assets

The Company assessed that there are two performance obligations in the electricity transmission concession contracts, namely the construction of the necessary infrastructure for the transmission lines and the operation and maintenance of availability.

According to IFRS 15, any consideration whose performance obligation has been executed and transferred to the client, but is not yet due, must be recognized as a contract asset.

b) Revenue from the Incentive Program for Alternative Sources of Electricity - PROINFA

In the relationship established between Eletrobras and the PROINFA agents / suppliers, the Company concludes that suppliers have control over the energy they generate or have the capacity to generate and directly transfer energy control to consumers, without significant interference from Eletrobras. Therefore, in this case, Eletrobras is unable to determine or interrupt the energy supply, unless the supplier does not meet the accreditation conditions established by the regulation that created PROINFA. In this sense, based on the requirements contained in IFRS 15, the Company concluded that it acts as an agent, as it does not get to control the goods or services that are subsequently sold to the consumer, as shown above, thus having a change in the Eletrobras's role. Considering the conceptual changes in the “risks and benefits” model of the IAS 18 standard, mainly the disregard of credit risk and the less emphasis on Eletrobras's responsibility for accepting the source of energy generated and training the supplier accredited by it, as of January 1, 2018, the revenues, costs and financial revenues from these operations are being presented net in the same line in the income statement.

c) Sale of energy and services

c.1) Generation

Revenue from the sale of energy is recognized when it is probable that the economic benefits associated with the transactions will flow to the Company; the amount of revenue can be measured reliably; the risks and benefits related to the sale were transferred to the buyer; the costs incurred or to be incurred related to the transaction can be reliably measured; and the Company no longer has control and responsibility over the energy sold. Revenue is recorded at the moment that the energy is supplied.

For generation concessions extended under Law 12.783 / 2013, there was a change in the price to tariff regime, with periodic tariff revision along the same lines that have been applied to transmission activity until then. The tariff is calculated based on the operation and maintenance costs, plus an additional 10% revenue fee, and the revenue to cover operating and maintenance expenses is accounted for based on the cost incurred.

c.2) Transmission

According to the concession contract, an energy transmitter is responsible for transporting electricity to distribution points. To fulfill this responsibility, the transmission has two distinct performance obligations: (i) build and (ii) maintain and operate the infrastructure.

By fulfilling these two performance obligations, the energy transmission company keeps its transmission infrastructure available to users and in return receives a remuneration called RAP, for the entire duration of the concession contract. These receipts amortize the investments made in this transmission infrastructure. Any unamortized investments generate the right to indemnity from the Concession Grantor (when provided for in the concession contract), which receives the entire transmission infrastructure at the end of the concession contract.